UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-667-4225

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2018

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2018
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2018
Assets
Investments in securities, at fair value (cost $1,496,847,974)	$2,069,504,102
Purchased options, at fair value (cost $196,278,896)	193,594,053
Cash and cash equivalents (including restricted cash of $66,061,726, Chinese Renminbi Yuans of $304,425 with a cost of $310,867, Euros of $5,671,588 with a cost of $5,733,964, Hong Kong Dollars of $4,593,394 with a cost of $4,612,003 and Japanese Yen of $3,580,630 with a cost of $3,598,052)	131,232,836
Receivable for investment securities sold	86,831,762
Unrealized gain on total return swap contracts	50,764,590
Due from broker (including Australian Dollars of $1,818 with a cost of $1,904, British Pounds Sterling of $2,407,126 with a cost of $2,573,936 and Japanese Yen of $2,453,541 with a cost of $2,478,512)	41,816,036
Unrealized gain on forward contracts	2,317,686
Dividends receivable (net of foreign withholding taxes of $28,728)	352,911
Interest receivable	201,288
Other assets	134,194
Total assets	2,576,749,458
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $815,140,695)	823,861,200
Due to broker (including Hong Kong Dollars of $204,528 with a cost of $204,516, Swedish Kronar of $60,625 with a cost of $63,394 and Swiss Francs of $636,223 with a cost of $654,525)	51,924,863
Withdrawals payable	36,826,813
Payable for investment securities purchased	22,983,362
Unrealized loss on total return swap contracts	18,740,555
Dividends payable on securities sold, not yet purchased	1,474,634
Accounting and investor services fees payable	361,057
Accrued expenses	2,066,373
Total liabilities	958,238,857
Members’ Capital	$1,618,510,601
Members’ Capital
Represented by:
Net capital contributions	1,009,447,247
Net investment loss	(24,023,454)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	37,769,080
Net unrealized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	595,317,728
Members’ Capital	$1,618,510,601

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2018 Fair Value
	Investments in Securities – 127.86%
	Common Stock – 127.86%
	United States – 94.56%
	Aerospace & Defense – 5.84%
79,968	General Dynamics Corp.		$14,906,835
80,016	Northrop Grumman Corp.		24,620,923
43,042	Raytheon Co.	(a)	8,314,854
139,226	The Boeing Co.	(a)	46,711,715
			94,554,327
	Applications Software – 6.76%
382,086	Five9, Inc.*	(a)	13,208,713
98,187	HubSpot, Inc.*	(a)	12,312,650
750,433	Microsoft Corp.	(a)	74,000,198
378,121	Smartsheet, Inc., Class A*		9,819,802
			109,341,363
	Building - Maintenance & Service – 0.03%
23,910	Brightview Holdings, Inc.*		524,824
	Building Products - Cement / Aggregate – 1.59%
56,492	Martin Marietta Materials, Inc.	(a)	12,616,358
102,100	Vulcan Materials Co.	(a)	13,177,026
			25,793,384
	Closed-End Funds – 0.48%
106,775	Altaba, Inc.*		7,816,998
	Coatings / Paint – 2.36%
93,561	The Sherwin-Williams Co.	(a)	38,132,657
	Commercial Services – 0.74%
64,681	Cintas Corp.	(a)	11,970,513
	Commercial Services - Finance – 2.13%
239,639	Global Payments, Inc.	(a)	26,717,352
107,603	TransUnion		7,708,679
			34,426,031
	Computer Aided Design – 6.99%
149,978	Aspen Technology, Inc.*	(a)	13,908,960
1,161,137	Cadence Design Systems, Inc.*	(a)	50,288,843
571,636	Synopsys, Inc.*	(a)	48,914,893
			113,112,696
	Computer Data Security – 0.60%
114,752	Qualys, Inc.*	(a)	9,673,594
	Computer Software – 3.96%
373,714	Pivotal Software, Inc., Class A*		9,070,039
872,200	SS&C Technologies Holdings, Inc.	(a)	45,267,180
361,416	Zuora, Inc., Class A*		9,830,515
			64,167,734
	E-Commerce / Products – 5.83%
55,533	Amazon.com, Inc.*	(a)	94,394,993

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 5.04%
64,386	Broadcom, Inc.	(a)	$15,622,619
322,522	Microchip Technology, Inc.	(a)	29,333,376
560,833	Xilinx, Inc.	(a)	36,599,961
			81,555,956
	Enterprise Software / Services – 2.39%
186,471	Apptio, Inc., Class A*		6,750,250
153,985	Blackline, Inc.*		6,687,569
406,112	Coupa Software, Inc.*	(a)	25,276,411
			38,714,230
	Entertainment Software – 6.64%
581,911	Activision Blizzard, Inc.	(a)	44,411,447
322,138	Electronic Arts, Inc.*	(a)	45,427,901
148,302	Take-Two Interactive Software, Inc.*		17,553,025
			107,392,373
	Finance - Credit Card – 5.73%
265,190	Mastercard, Inc., Class A	(a)	52,115,139
306,427	Visa, Inc., Class A	(a)	40,586,256
			92,701,395
	Finance - Other Services – 5.08%
156,871	CME Group, Inc.	(a)	25,714,294
768,940	Intercontinental Exchange, Inc.	(a)	56,555,537
			82,269,831
	Internet Application Software – 2.46%
409,486	Okta, Inc.*		20,625,810
353,421	Zendesk, Inc.*		19,257,910
			39,883,720
	Internet Content - Entertainment – 7.73%
332,101	Facebook, Inc., Class A*	(a)	64,533,866
1,386,073	Twitter, Inc.*		60,529,808
			125,063,674
	Internet Security – 0.33%
148,109	Zscaler, Inc.*		5,294,897
	Internet Telephony – 1.53%
352,657	RingCentral, Inc., Class A*		24,809,420
	Machinery - Electric Utilities – 0.97%
253,213	BWX Technologies, Inc.	(a)	15,780,234
	Medical - Biomedical / Genetics – 1.93%
342,831	Adverum Biotechnologies, Inc.*		1,817,004
50,768	Blueprint Medicines Corp.*		3,222,753
107,982	Celgene Corp.*		8,575,931
395,069	Immunomedics, Inc.*	(a)	9,351,283
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – (continued)
14,847	Magenta Therapeutics, Inc.*		$200,435
1,196	Translate Bio, Inc.*		15,129
105,730	Ultragenyx Pharmaceutical, Inc.*		8,127,465
			31,310,000
	Medical - Drugs – 0.43%
416,424	Array BioPharma, Inc.*	(a)	6,987,595
	REITs - Diversified – 4.72%
239,716	American Tower Corp.		34,559,856
97,127	Equinix, Inc.		41,753,926
			76,313,782
	Retail - Automobile – 0.43%
122,652	Copart, Inc.*		6,937,197
	Retail - Discount – 1.28%
243,751	Dollar Tree, Inc.*		20,718,835
	Retail - Restaurants – 1.06%
218,669	Yum! Brands, Inc.		17,104,289
	Semiconductor Components - Integrated Circuits – 3.85%
649,938	Analog Devices, Inc.	(a)	62,342,053
	Semiconductor Equipment – 4.43%
296,902	Applied Materials, Inc.	(a)	13,713,903
188,450	Lam Research Corp.	(a)	32,573,583
667,977	Teradyne, Inc.	(a)	25,429,884
			71,717,370
	Telecommunication Services – 0.17%
231,682	Switch, Inc., Class A		2,819,570
	Telephone - Integrated – 0.28%
124,019	Zayo Group Holdings, Inc.*	(a)	4,524,213
	Therapeutics – 0.77%
147,068	Agios Pharmaceuticals, Inc.*	(a)	12,387,538
	Total United States (Cost $1,065,616,637)		$1,530,537,286

	Brazil – 0.18%
	Finance - Credit Card – 0.18%
103,386	Pagseguro Digital, Ltd., Class A*		2,868,962
	Total Brazil (Cost $3,306,250)		$2,868,962

	Canada – 0.68%
	Retail - Restaurants – 0.68%
182,651	Restaurant Brands International, Inc.	(a)	11,013,855
	Total Canada (Cost $10,839,412)		$11,013,855
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2018 Fair Value
	Common Stock – (continued)
	China – 13.23%
	E-Commerce / Products – 3.40%
296,277	Alibaba Group Holding, Ltd. - Sponsored ADR*	$54,968,272
	Entertainment Software – 5.07%
427,101	Bilibili, Inc. - Sponsored ADR*	5,975,143
424,594	HUYA, Inc. - Sponsored ADR*	13,964,897
246,011	NetEase, Inc. - Sponsored ADR	62,159,599
		82,099,639
	Internet Application Software – 3.03%
977,500	Tencent Holdings, Ltd.	49,065,158
	Internet Content - Information / Network – 1.24%
237,694	Sina Corp.*	20,130,305
	Retail - Restaurants – 0.49%
206,713	Yum China Holdings, Inc.	7,950,182
	Total China (Cost $179,209,248)	$214,213,556

	Finland – 0.20%
	Wireless Equipment – 0.20%
576,382	Nokia Corp. - Sponsored ADR	3,314,196
	Total Finland (Cost $3,556,990)	$3,314,196

	France – 4.21%
	Aerospace / Defense - Equipment – 2.43%
335,466	Airbus SE	39,269,370
	Entertainment Software – 1.78%
263,026	Ubisoft Entertainment SA*	28,861,031
	Total France (Cost $47,575,244)	$68,130,401

	Germany – 1.61%
	Athletic Footwear – 1.61%
119,359	adidas AG	26,053,037
	Total Germany (Cost $23,262,149)	$26,053,037

	Hong Kong – 2.88%
	Casino Hotels – 0.95%
549,051	Melco Resorts & Entertainment, Ltd. – Sponsored ADR	15,373,428
	Energy - Alternate Sources – 1.93%
24,113,633	China Everbright International, Ltd.	31,166,019
	Total Hong Kong (Cost $25,026,192)	$46,539,447

	Japan – 9.90%
	Audio / Video Products – 2.25%
713,500	Sony Corp.	36,484,531
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2018 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Chemicals - Diversified – 0.91%
194,500	Nitto Denko Corp.		$14,720,096
	Chemicals - Specialty – 1.53%
278,200	Shin-Etsu Chemical Co., Ltd.		24,796,924
	Cosmetics & Toiletries – 0.55%
112,100	Shiseido Co., Ltd.		8,903,917
	E-Marketing / Information – 0.84%
224,900	CyberAgent, Inc.		13,522,445
	Electronic Components - Miscellaneous – 0.31%
196,000	Alps Electric Co., Ltd.		5,035,963
	Entertainment Software – 0.99%
116,300	Konami Holdings Corp.		5,921,754
206,600	Square Enix Holdings Co., Ltd.		10,146,606
			16,068,360
	Finance - Other Services – 1.87%
1,625,178	Japan Exchange Group, Inc.		30,209,868
	Industrial Automation / Robotics – 0.23%
129,200	THK Co., Ltd.		3,703,376
	Metal Products - Distribution – 0.42%
231,274	MISUMI Group, Inc.		6,744,052
	Total Japan (Cost $131,683,497)		$160,189,532

	Singapore – 0.41%
	Entertainment Software – 0.41%
442,922	Sea Ltd. - Sponsored ADR*	(a)	6,643,830
	Total Singapore (Cost $6,772,355)		$6,643,830

	Total Common Stock (Cost $1,496,847,974)		$2,069,504,102
	Total Investments in Securities (Cost $1,496,847,974) – 127.86%		$2,069,504,102
	Other Liabilities in Excess of Assets – (27.86%)**		(450,993,501)
	Members’ Capital – 100.00%		$1,618,510,601
(a)
Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security.

**
Includes $117,082,799 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 7.23% of Members’ Capital and foreign currency with a U.S. Dollar value of $14,150,037 held in BNY Mellon Custody Foreign Cash Account, which is 0.87% of Members’ Capital and $66,061,726 is restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Aerospace / Defense	5.84
Aerospace / Defense - Equipment	2.43
Applications Software	6.76
Athletic Footwear	1.61
Audio / Video Products	2.25
Building Products - Cement / Aggregate	1.59
Building - Maintenance & Service	0.03
Casino Hotels	0.95
Chemicals - Diversified	0.91
Chemicals - Specialty	1.53
Closed-End Funds	0.48
Coatings / Paint	2.36
Commercial Services - Finance	2.13
Commercial Services	0.74
Computer Aided Design	6.99
Computer Data Security	0.60
Computer Software	3.96
Cosmetics & Toiletries	0.55
E-Commerce / Products	9.23
Electronic Components - Miscellaneous	0.31
Electronic Components - Semiconductors	5.04
E-Marketing / Information	0.84
Energy - Alternate Sources	1.93
Enterprise Software / Services	2.39
Investments in Securities – By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Entertainment Software	14.89
Finance - Credit Card	5.91
Finance - Other Services	6.95
Industrial Automation / Robotics	0.23
Internet Application Software	5.49
Internet Content - Entertainment	7.73
Internet Content - Information / Network	1.24
Internet Security	0.33
Internet Telephony	1.53
Machinery - Electric Utility	0.97
Medical - Biomedical / Genetics	1.93
Medical - Drugs	0.43
Metal Products - Distribution	0.42
REITs - Diversified	4.72
Retail - Automobile	0.43
Retail - Discount	1.28
Retail - Restaurants	2.23
Semiconductor Components - Integrated Circuits	3.85
Semiconductor Equipment	4.43
Telecommunication Services	0.17
Telephone - Integrated	0.28
Therapeutics	0.77
Wireless Equipment	0.20
Total Investments in Securities	127.86%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2018 Fair Value
		Purchased Options – 11.96%
		Equity Options – 11.84%
		Equity Call Options – 10.26%
		United States – 9.13%
		Auto - Cars / Light Trucks – 0.07%
$20,500,800	17,084	Ford Motor Co., 12/21/2018, $12	$512,520
20,660,400	17,217	Ford Motor Co., 01/18/2019, $12	568,161
			1,080,681
		Beverages - Non-alcoholic – 0.07%
28,410,800	6,457	The Coca-Cola Co., 11/16/2018, $44	1,084,776
		Commercial Services - Finance – 0.99%
29,036,000	7,259	Square, Inc., Class A, 09/21/2018, $40	16,078,685
		Computers – 0.67%
7,310,000	430	Apple, Inc., 10/19/2018, $170	877,200
74,563,500	4,519	Apple, Inc., 11/16/2018, $165	9,941,800
			10,819,000
		Consumer Products - Miscellaneous – 0.00%
26,400,000	2,200	Kimberly-Clark Corp., 07/20/2018, $120	22,000
		Cosmetics & Toiletries – 0.25%
14,526,000	2,152	Colgate-Palmolive Co.,11/16/2018, $67.50	441,160
66,712,000	8,608	The Procter & Gamble Co., 01/18/2019, $77.50	3,615,360
			4,056,520
		Diversified Manufacturing Operations – 0.04%
26,398,400	16,499	General Electric Co., 09/21/2018, $16	247,485
17,217,600	10,761	General Electric Co., 12/21/2018, $16	408,918
			656,403
		E-Commerce / Products – 0.49%
48,952,500	321	Amazon.com, Inc., 11/16/2018, $1,525	7,886,970
		Electronic Components - Semiconductor – 0.67%
64,065,000	12,813	Intel Corp., 01/18/2019, $50	5,061,135
21,166,000	1,114	NVIDIA Corp., 09/21/2018, $190	5,842,930
			10,904,065
		Enterprise Software / Services – 0.32%
29,359,000	2,669	Workday, Inc., Class A, 01/18/2019, $110	5,257,930

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts		June 30, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Call Options – (continued)
		United States – (continued)
		Entertainment Software – 0.56%
$14,018,750	2,243	Activision Blizzard, Inc., 08/17/2018, $62.50	$3,431,790
14,418,000	2,136	Activision Blizzard, Inc., 01/18/2019, $67.50	2,691,360
16,012,500	1,281	Electronic Arts, Inc., 12/21/2018, $125	2,978,325
			9,101,475
		Food - Miscellaneous / Diversified – 0.09%
18,144,500	3,299	General Mills, Inc., 10/19/2018, $55	39,588
27,300,000	4,368	The Kraft Heinz Co., 10/19/2018, $62.50	1,485,120
			1,524,708
		Internet Content - Entertainment – 4.44%
46,443,500	3,203	Facebook, Inc., 08/17/2018, $145	15,918,910
87,156,000	3,228	Netflix, Inc., 12/21/2018, $270	43,284,252
6,402,000	2,134	Twitter, Inc., 12/21/2018, $30	3,168,990
29,897,000	8,542	Twitter, Inc., 12/21/2018, $35	9,438,910
			71,811,062
		Medical - Biomedical / Genetics – 0.11%
8,177,600	4,304	Exelixis, Inc., 11/16/2018, $19	1,764,640
		Retail - Apparel / Shoes – 0.02%
7,700,000	2,200	The Gap, Inc., 09/21/2018, $35	312,400
		Retail - Building Products – 0.21%
17,224,000	2,153	Lowe’s Cos., Inc., 07/20/2018, $80	3,369,445
		Retail - Discount – 0.11%
18,718,000	2,674	Target Corp., 07/20/2018, $70	1,807,624
		Semiconductor Equipment – 0.02%
4,400,000	1,100	Teradyne, Inc., 10/19/2018, $40	253,000
		Total United States (Cost $129,181,774)	$147,791,384
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts		June 30, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Call Options – (continued)
		Argentina – 0.55%
		E-Commerce / Services – 0.55%
$34,680,000	1,020	MercadoLibre, Inc., 09/21/2018, $340	$1,336,200
26,700,000	1,068	MercadoLibre, Inc., 01/18/2019, $250	7,454,640
			8,790,840
		Total Argentina (Cost $15,356,143)	$8,790,840
		China – 0.58%
		E-Commerce / Products – 0.58%
53,671,800	13,762	JD.com, Inc. - Sponsored ADR, 09/21/2018, $39	3,825,836
14,203,200	4,304	JD.com, Inc. - Sponsored ADR, 12/21/2018, $33	3,443,200
16,229,800	4,271	JD.com, Inc. - Sponsored ADR, 01/18/2019, $38	2,156,855
			9,425,891
		Total China (Cost $16,522,125)	$9,425,891
		Total Equity Call Options (Cost $161,060,042)	$166,008,115
		Equity Put Options – 1.58%
		United States – 1.58%
		Growth & Income - Large Cap – 0.73%
360,216,000	15,009	SPDR S&P 500 ETF Trust, 09/21/2018, $240	2,386,431
208,233,300	7,799	SPDR S&P 500 ETF Trust, 09/21/2018, $267	4,164,666
254,527,800	10,222	SPDR S&P 500 ETF Trust, 12/21/2018, $249	5,233,664
			11,784,761
		Sector Fund - Technology – 0.85%
316,665,500	21,839	Invesco QQQ Trust Series 1, 09/21/2018, $145	2,162,061
341,977,400	21,782	Invesco QQQ Trust Series 1, 01/18/2019, $157	10,694,962
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts		June 30, 2018 Fair Value
		Purchased Options – (continued)
		Equity Options – (continued)
		Equity Put Options – (continued)
		United States – (continued)
		Sector Fund - Technology – (continued)
$43,953,000	4,485	VanEck Vectors Semiconductor ETF, 08/17/2018, $98	$959,790
			13,816,813
		Total United States (Cost $34,515,244)	$25,601,574
		Total Equity Put Options (Cost $34,515,244)	$25,601,574
		Total Equity Options (Cost $195,575,286)	$191,609,689
		Currency Put Options – 0.12%
		United States – 0.12%
5,337,279	78,489,401	USD-CNH, 09/14/2018, $6.80	364,694
10,165,014	149,485,496	USD-CNH, 01/11/2019, $6.80	1,619,670
			1,984,364
		Total United States (Cost $703,610)	$1,984,364
		Total Currency Put Options (Cost $703,610)	$1,984,364
		Total Purchased Options (Cost $196,278,896)	$193,594,053
ADR
American Depository Receipt

CNH
Chinese RenminbiYuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Auto - Cars / Light Trucks	0.07
Beverages - Non-Alcoholic	0.07
Commercial Services - Finance	0.99
Computers	0.67
Consumer Products - Miscellaneous	0.00
Cosmetics & Toiletries	0.25
Currency	0.12
Diversified Manufacturing Operations	0.04
E-Commerce / Products	1.07
E-Commerce / Services	0.55
Electronic Components - Semiconductors	0.67
Purchased Options - By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Enterprise Software / Services	0.32
Entertainment Software	0.56
Food - Miscellaneous / Diversified	0.09
Growth & Income - Large Cap	0.73
Internet Content - Entertainment	4.44
Medical - Biomedical / Genetics	0.11
Retail - Apparel / Shoes	0.02
Retail - Building Products	0.21
Retail - Discount	0.11
Sector Fund - Technology	0.85
Semiconductor Equipment	0.02
Total Purchased Options	11.96%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2018 Fair Value
	Securities Sold, Not Yet Purchased – 50.90%
	Common Stock – 48.43%
	United States – 36.29%
	Advertising Agencies – 0.98%
208,979	Omnicom Group, Inc.	$15,938,828
	Apparel Manufacturers – 0.34%
249,528	Hanesbrands, Inc.	5,494,607
	Auto - Cars / Light Trucks – 0.89%
1,302,125	Ford Motor Co.	14,414,524
	Beverages Non-Alcoholic – 1.69%
623,476	The Coca-Cola Co.	27,345,657
	Commercial Services - Finance – 2.38%
507,824	Square, Inc., Class A*	31,302,272
355,307	The Western Union Co.	7,223,391
		38,525,663
	Computer Services – 0.64%
256,284	Teradata Corp.*	10,289,803
	Consumer Products - Miscellaneous – 1.56%
239,644	Kimberly-Clark Corp.	25,244,099
	Cosmetics & Toiletries – 2.64%
107,604	Colgate-Palmolive Co.	6,973,815
457,702	The Procter & Gamble Co.	35,728,218
		42,702,033
	Diversified Manufacturing Operations – 0.56%
21,355	3M Co.	4,200,955
356,629	General Electric Co.	4,853,721
		9,054,676
	Electric - Integrated – 2.68%
256,128	Consolidated Edison, Inc.	19,972,861
230,427	Duke Energy Corp.	18,222,167
111,005	The Southern Co.	5,140,642
		43,335,670
	Electronic Components - Semiconductors – 2.73%
69,404	NVIDIA Corp.	16,441,808
251,990	Texas Instruments, Inc.	27,781,897
		44,223,705
	Enterprise Software / Services – 1.40%
186,857	Workday, Inc., Class A*	22,632,120
	Food - Confectionery – 0.56%
97,274	The Hershey Co.	9,052,318

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Food - Miscellaneous / Diversified – 1.59%
241,976	General Mills, Inc.	$10,709,857
238,879	The Kraft Heinz Co.	15,006,379
		25,716,236
	Government / Agency - Short Term – 1.32%
256,261	iShares 1-3 Year Treasury Bond ETF	21,364,480
	Internet Content - Entertainment – 3.99%
165,176	Netflix, Inc.*	64,654,842
	Medical - Biomedical / Genetics – 0.14%
108,761	Exelixis, Inc.*	2,340,537
	Medical - Drugs – 0.56%
74,743	Johnson & Johnson	9,069,316
	Real Estate Management / Services – 0.15%
106,718	Realogy Holdings Corp.	2,433,170
	REITs - Apartments – 0.90%
84,541	AvalonBay Communities, Inc.	14,531,752
	REITs - Diversified – 0.28%
61,441	Vornado Realty Trust	4,541,719
	REITs - Health Care – 0.31%
87,357	Ventas, Inc.	4,974,981
	REITs - Office Property – 0.59%
23,411	Boston Properties, Inc.	2,936,208
65,436	SL Green Realty Corp.	6,578,281
		9,514,489
	REITs - Regional Malls – 0.68%
64,816	Simon Property Group, Inc.	11,031,035
	REITs - Shopping Centers – 0.92%
64,428	Federal Realty Investment Trust	8,153,364
108,377	Regency Centers Corp.	6,728,044
		14,881,408
	REITs - Storage – 1.21%
81,486	Extra Space Storage, Inc.	8,133,118
50,634	Public Storage	11,486,829
		19,619,947
	Retail - Apparel / Shoes – 0.72%
538,600	Ascena Retail Group, Inc.*	2,146,321
374,291	Chico’s FAS, Inc.	3,046,729
171,000	Tailored Brands, Inc.	4,363,920
64,065	The Gap, Inc.	2,075,065
		11,632,035
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2018 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Arts & Crafts – 0.33%
277,629	The Michaels Cos., Inc.*	$5,322,148
	Retail - Bedding – 0.15%
121,794	Bed, Bath & Beyond, Inc.	2,426,745
	Retail - Discount – 1.06%
224,909	Target Corp.	17,120,073
	Retail - Mail Order – 0.21%
55,174	Williams-Sonoma, Inc.	3,386,580
	Retail - Miscellaneous / Diversified – 0.34%
343,887	Sally Beauty Holdings, Inc.*	5,512,509
	Retail - Regional Department Stores – 0.89%
66,076	Dillard’s, Inc., Class A	6,244,182
112,824	Kohl’s Corp.	8,224,870
		14,469,052
	Retail - Restaurants – 0.77%
149,485	Starbucks Corp.	7,302,342
93,204	The Cheesecake Factory, Inc.	5,131,812
		12,434,154
	Theaters – 0.13%
58,726	Cinemark Holdings, Inc.	2,060,108
	Total United States (Proceeds $578,074,600)	$587,291,019

	Argentina – 1.19%
	E-Commerce / Products – 1.19%
64,563	MercadoLibre, Inc.*	19,299,818
	Total Argentina (Cost $21,693,208)	$19,299,818

	China – 1.33%
	Computers – 0.16%
4,894,000	Lenovo Group, Ltd.	2,651,146
	E-Commerce / Products – 0.76%
314,352	JD.com, Inc. - Sponsored ADR*	12,244,010
	Metal Processors & Fabrication – 0.14%
4,170,000	China Zhongwang Holdings, Ltd.	2,205,794
	Semiconductor Components - Integrated Circuits – 0.27%
3,377,000	Semiconductor Manufacturing International Corp.*	4,390,479
	Total China (Proceeds $22,754,625)	$21,491,429

	Hong Kong – 1.55%
	Distribution / Wholesale – 0.08%
3,529,000	Li & Fung, Ltd.	1,295,463
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2018 Fair Value
	Common Stock – (continued)
	Hong Kong – (continued)
	Electric - Integrated – 0.74%
357,500	CLP Holdings, Ltd.	$3,850,468
1,152,500	Power Assets Holdings, Ltd.	8,057,462
		11,907,930
	Gas - Distribution – 0.73%
6,215,286	Hong Kong & China Gas Co., Ltd.	11,899,036
	Total Hong Kong (Proceeds $24,506,876)	$25,102,429

	India – 0.65%
	Computer Services – 0.65%
543,278	Infosys, Ltd. - Sponsored ADR	10,555,891
	Total India (Proceeds $8,665,633)	$10,555,891

	Japan – 4.43%
	Auto - Cars / Light Trucks – 0.39%
48,879	Toyota Motor Corp. - Sponsored ADR	6,296,104
	Electric - Integrated – 0.84%
591,900	Chubu Electric Power Co., Inc.	8,875,841
328,517	The Kansai Electric Power Co., Inc.	4,792,816
		13,668,657
	Gas - Distribution – 0.43%
261,600	Tokyo Gas Co., Ltd.	6,944,652
	Industrial Automation / Robotics – 1.25%
52,200	FANUC Corp.	10,370,112
26,700	SMC Corp.	9,793,764
		20,163,876
	Office Automation & Equipment – 1.02%
502,500	Canon, Inc.	16,472,286
	Retail - Apparel / Shoes – 0.50%
17,600	Fast Retailing Co., Ltd.	8,089,232
	Total Japan (Proceeds $71,298,534)	$71,634,807

	Netherlands – 2.22%
	Semiconductor Equipment – 2.22%
181,091	ASML Holding NV	35,850,585
	Total Netherlands (Proceeds $36,412,467)	$35,850,585

	Sweden – 0.24%
	Networking Products – 0.24%
512,699	Telefonaktiebolaget LM Ericsson - Sponsored ADR	3,932,401
	Total Sweden (Proceeds $3,776,238)	$3,932,401
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2018 Fair Value
	Common Stock – (continued)
	Switzerland – 0.53%
	Electronic Components - Semiconductors – 0.53%
390,898	STMicroelectronics NV	$8,646,664
	Total Switzerland (Proceeds $7,916,536)	$8,646,664
	Total Common Stock (Proceeds $775,098,717)	$783,805,043

	Mutual Funds – 2.47%
	United States – 2.47%
	Corporate / Preferred – 1.23%
256,261	Vanguard Short-Term Corporate Bond ETF	20,013,984
	Government / Corporate Short Term – 1.24%
256,261	Vanguard Short-Term Bond ETF	20,042,173
	Total United States (Proceeds $40,041,978)	$40,056,157
	Total Mutual Funds (Proceeds $40,041,978)	$40,056,157
	Total Securities Sold, Not Yet Purchased (Proceeds $815,140,695)	$823,861,200
*
Non-income producing security.

ADR
American Depository Receipt

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Advertising Agencies	0.98
Apparel Manufacturers	0.34
Auto - Cars / Light Trucks	1.28
Beverages - Non - Alcoholic	1.69
Commercial Services - Finance	2.38
Computer Services	1.29
Computers	0.16
Consumer Products - Miscellaneous	1.56
Corporate / Preferred	1.23
Cosmetics & Toiletries	2.64
Distribution / Wholesale	0.08
Diversified Manufacturing Operations	0.56
E-Commerce / Products	1.95
Electric - Integrated	4.26
Electronic Components - Semiconductors	3.26
Enterprise Software / Services	1.40
Food - Confectionery	0.56
Food - Miscellaneous / Diversified	1.59
Gas - Distribution	1.16
Governement / Agency - Short Term	1.32
Governement / Corporate - Short Term	1.24
Industrial Automation / Robotics	1.25
Internet Content - Entertainment	3.99
Medical - Biomedical / Genetics	0.14
Securities Sold, Not Yet Purchased – By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Medical - Drugs	0.56
Metal Processors & Fabrication	0.14
Networking Products	0.24
Office Automation & Equipment	1.02
Real Estate Management / Services	0.15
REITs - Apartments	0.90
REITs - Diversified	0.28
REITs - Health Care	0.31
REITs - Office Property	0.59
REITs - Regional Malls	0.68
REITs - Shopping Centers	0.92
REITs - Storage	1.21
Retail - Apparel / Shoes	1.22
Retail - Arts & Crafts	0.33
Retail - Bedding	0.15
Retail - Discount	1.06
Retail - Mail Order	0.21
Retail - Miscellaneous / Diversified	0.34
Retail - Regional Department Stores	0.89
Retail - Restaurants	0.77
Semiconductor Components - Integrated Circuits	0.27
Semiconductor Equipment	2.22
Theaters	0.13
Total Securities Sold, Not Yet Purchased	50.90%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – 1.98%
	Total Return Swap Contracts - Unrealized Gain – 3.14%
	United States – 1.78%
	Private Equity – 0.28%
$13,729,723	6/3/2019	KKR & Co., LP., Class A	$4,557,810
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., LP., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Web Portals / ISP – 1.50%
40,335,023	6/3/2019	Alphabet Inc., Class A	24,270,148
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$28,827,958

	Australia – 0.00%
	Commercial Banks - Non-US – 0.00%
(2,057,773)	12/27/2019	Bank of Queensland, Ltd.	48,752
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$48,752

	Japan – 0.04%
	Electric - Integrated – 0.02%
(4,120,782)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	249,120

Agreement with Morgan Stanley, dated
02/17/2016 to deliver the total return of the shares of
Tokyo Electric Power Co. Holdings, Inc. in exchange
for interest based on the Daily Fed Funds Effective
Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – (continued)
	Electric Products - Miscellaneous – 0.02%
$(6,651,208)	12/24/2019	Brothers Industries, Ltd.	$329,562

Agreement with Morgan Stanley, dated
03/06/2012 to deliver the total return of the shares of
Brothers Industries, Ltd. in exchange for interest
based on the Daily Fed Funds Effective Rate less
0.40%**.

	Total Japan		$578,682

	South Korea – 0.71%
	Electronic Components - Semiconductors – 0.71%
14,007,159	12/28/2018	Samsung Electronics Co., Ltd	11,200,239

Agreement with Morgan Stanley, dated
12/23/2009 to receive the total return of the shares of
Samsung Electronics Co., Ltd in exchange for
interest based on the Daily Fed Funds Effective Rate
plus 0.90%**.

(8,984,927)	12/28/2018	SK Hynix, Inc.	273,270
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.08%**.
	Total South Korea		$11,473,509

	Spain – 0.35%
	Food - Retail – 0.12%
(3,998,016)	1/4/2019	Distribuidora Internacional de Alimentacion SA	2,015,541

Agreement with Morgan Stanley, dated
09/29/2014 to deliver the total return of the shares of
Distribuidora Internacional de Alimentacion SA in
exchange for interest based on the Daily Fed Funds
Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Spain – (continued)
	Satellite Telecommunications – 0.23%
$8,773,233	1/4/2019	Cellnex Telecom SAU	$3,643,283
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$5,658,824

	Taiwan – 0.08%
	Computers - Peripheral Equipment – 0.08%
(8,411,608)	1/25/2019	Innolux Display Corp.	1,245,485
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.13%**.
	Electric Components - Miscellaneous – 0.00%
(4,797,068)	1/25/2019	Hon Hai Precision Industries Co., Ltd.	71,926

Agreement with Morgan Stanley, dated
01/08/2013 to deliver the total return of the shares of
Hon Hai Precision Industries Co., Ltd. in exchange
for interest based on the Daily Fed Funds Effective
Rate less 0.40%**.

	Total Taiwan		$1,317,411

	United Kingdom – 0.18%
	Retail - Discount – 0.10%
5,015,966	12/13/2018	B&M European Value Retail SA	1,530,871

Agreement with Morgan Stanley, dated
06/12/2014 to receive the total return of the shares of
B&M European Value Retail SA in exchange for
interest based on the Daily Fed Funds Effective Rate
plus 0.65%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	United Kingdom – (continued)
	Retail - Major Dept Store – 0.08%
$(8,746,236)	12/13/2018	Marks & Spencer Group PLC - Sponsored ADR	$1,328,583

Agreement with Morgan Stanley, dated
02/16/2016 to deliver the total return of the shares of
Marks & Spencer Group PLC - Sponsored ADR in
exchange for interest based on the Daily Fed Funds
Effective Rate less 0.30%**.

	Total United Kingdom		$2,859,454
	Total Return Swap Contracts - Unrealized Gain****		$50,764,590
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.16%)
	United States – (0.06%)
	Private Equity – (0.06%)
$10,667,901	6/3/2019	The Carlyle Group, L.P.	$(913,122)
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.
	Total United States		$(913,122)

	Australia – (0.47%)
	Commercial Banks - Non-US – (0.06%)
(13,916,224)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	(356,985)

Agreement with Morgan Stanley, dated
08/26/2015 to deliver the total return of the shares of
Australia and New Zealand Banking Group, Ltd. in
exchange for interest based on the Daily Fed Funds
Effective Rate less 0.40%**.

(15,385,738)	12/27/2019	Westpac Banking Corp.	(595,522)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less
		0.40%**.	(952,507)
	Food - Retail – (0.41%)
(17,080,164)	12/27/2019	Wesfarmers, Ltd.	(4,477,361)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(11,559,771)	12/27/2019	Woolworths Group, Ltd.	(2,067,253)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less
		0.40%**.	(6,544,614)
	Total Australia		$(7,497,121)
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan – (0.11%)
	Electric Products - Miscellaneous – (0.03%)
$(5,107,334)	12/24/2019	Casio Computer Co., Ltd.	$(484,262)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution – (0.05%)
(15,790,885)	12/24/2019	Osaka Gas Co., Ltd.	(825,459)
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment – (0.03%)
(10,721,643)	12/24/2019	Ricoh Co., Ltd.	(545,512)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(1,855,233)

	Netherlands – (0.16%)
	Food - Retail – (0.16%)
(11,507,758)	1/4/2019	Koninklijke Ahold Delhaize NV	(2,599,529)

Agreement with Morgan Stanley, dated
12/30/2013 to deliver the total return of the shares of
Koninklijke Ahold Delhaize NV in exchange for
interest based on the Daily Fed Funds Effective Rate
less 0.35%**.

	Total Netherlands		$(2,599,529)
	Taiwan – (0.18%)
	Electronic Components - Miscellaneous – (0.03%)
(8,878,441)	1/25/2019	AU Optronics Corp.	(426,666)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 5.50%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2018 Unrealized Gain/(Loss)***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (continued)
	Miscellaneous Manufacturing – (0.06%)
$4,012,999	1/25/2019	Airtac International Group	$(992,126)

Agreement with Morgan Stanley, dated
06/06/2018 to deliver the total return of the shares of
Airtac International Group in exchange for interest
based on the Daily Fed Funds Effective Rate plus
1.25%**.

	Semiconductor Components - Integrated Circuits – (0.09%)
(3,555,423)	1/25/2019	United Microelectronics Corp.	(1,532,039)

Agreement with Morgan Stanley, dated
08/08/2013 to deliver the total return of the shares of
United Microelectronics Corp. in exchange for
interest based on the Daily Fed Funds Effective Rate
less 0.40%**.

	Total Taiwan		$(2,950,831)

	United Kingdom – (0.18%)
	Retail - Apparel / Shoe – (0.18%)
(10,423,234)	12/13/2018	Next PLC	(2,924,719)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(2,924,719)
	Total Return Swap Contracts - Unrealized Loss*****		$(18,740,555)
	Total Swap Contracts, net		$32,024,035

*
Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the swap contract.

**
Financing rate is variable. Rate indicated is as of June 30, 2018.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason the fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gains on these contracts are included as part of unrealized gain on Total Return Swap contracts in the Statement of Assets and Liabilities.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss amounts on these contracts are included as part of unrealized loss on Total Return Swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Commercial Banks - Non-US	(0.06)
Computers - Peripheral Equipment	0.08
Electric Products - Miscellaneous	(0.01)
Electric - Integrated	0.02
Electronic Components - Miscellaneous	(0.03)
Electronic Components - Semiconductors	0.71
Food - Retail	(0.45)
Gas - Distribution	(0.05)
Miscellaneous Manufacturing	(0.06)
Swap Contracts – By Industry	June 30, 2018 Percentage of Members’ Capital (%)
Office Automation & Equipment	(0.03)
Private Equity	0.22
Retail - Apparel / Shoes	(0.18)
Retail - Discount	0.10
Retail - Major Department Store	0.08
Satellite Telecommunication	0.23
Semiconductor Components - Integrated Circuits	(0.09)
Web Portals / ISP	1.50
Total Swap Contracts	1.98%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts to be Delivered	Currency Bought	Contracts to be Received	June 30, 2018 Fair Value
Forward Currency Exchange Contracts – 0.14%
Buy Contracts – 0.14%
United States – 0.14%
Morgan Stanley & Co., LLC	April 2019	CNH	(288,472,920)	USD	45,421,653	$2,317,686
Total United States						$2,317,686
Total Buy Contracts						$2,317,686
Total Forward Currency Exchange Contracts						$2,317,686

CNH
Chinese Renminbi Yuan

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2018
Investment income
Dividends (net of withholding taxes of $607,558)	$9,169,829
Interest	1,919,218
Total investment income	11,089,047
Expenses
Dividends on securities sold, not yet purchased	10,466,829
Administration fees	10,779,700
Prime broker fees	8,102,329
Advisor fees	3,193,985
Interest expense	892,217
Accounting and investor services fees	548,003
Legal fees	334,727
Custodian fees	195,482
Audit and tax fees	161,164
Board of Managers’ fees and expenses	138,851
Insurance expense	75,073
Printing expense	34,216
Registration expense	17,356
Miscellaneous	172,569
Total operating expenses	35,112,501
Net investment loss	(24,023,454)
Net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain from investments in securities	66,513,027
Net realized gain from swap contracts	4,825,103
Net realized loss from foreign currency transactions	(656,295)
Net realized loss from purchased options	(1,843,651)
Net realized loss from forward contracts	(6,053,488)
Net realized loss from securities sold, not yet purchased	(25,015,616)
Total net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	37,769,080
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) from investments in securities	83,476,029
Net change in unrealized gain/(loss) from securities sold, not yet purchased	18,985,860
Net change in unrealized gain/(loss) from forward contracts	6,204,106
Net change in unrealized gain/(loss) from foreign currency transactions	(413,514)
Net change in unrealized gain/(loss) from purchased options	(5,775,334)
Net change in unrealized gain/(loss) from swap contracts	(10,923,494)
Total net change in unrealized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	91,553,653
Net realized gain and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	129,322,733
Net increase in Members’ Capital resulting from operations	$105,299,279

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2016	$—	$1,129,352,912	$1,129,352,912
From investment activities
Net investment loss	$—	$(43,831,233)	$(43,831,233)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	114,133,464	114,133,464
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	319,159,918	319,159,918
Incentive allocation	74,742,123	(74,742,123)	—
Net increase in Members’ Capital resulting from operations	74,742,123	314,720,026	389,462,149
Members’ Capital transactions
Capital contributions	—	92,325,877	92,325,877
Capital withdrawals	(74,742,123)	(78,553,252)	(153,295,375)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(74,742,123)	13,772,625	(60,969,498)
MEMBERS’ CAPITAL, December 31, 2017	$—	$1,457,845,563	$1,457,845,563
From investment activities
Net investment loss	$—	$(24,023,454)	$(24,023,454)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	37,769,080	37,769,080
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	91,553,653	91,553,653
Incentive allocation	312,622	(312,622)	—
Net increase in Members’ Capital resulting from operations	312,622	104,986,657	105,299,279
Members’ Capital transactions
Capital contributions	—	92,192,572	92,192,572
Capital withdrawals	(312,622)	(36,514,191)	(36,826,813)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(312,622)	55,678,381	55,365,759
MEMBERS’ CAPITAL, June 30, 2018	$—	$1,618,510,601	$1,618,510,601

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2018
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$105,299,279
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash used in operating activities:
Proceeds from sales of investments in securities	1,067,516,491
Purchases of investments in securities	(1,292,157,995)
Proceeds from sale of purchased options	192,353,686
Purchases of options	(249,863,028)
Proceeds from securities sold short, not yet purchased	1,571,609,088
Cover of securities sold short, not yet purchased	(1,460,574,054)
Amortization of premium and accretion of discount, net	(337,850)
Net realized gain from investment activities	(39,653,760)
Net change in unrealized (gain)/loss from investment activities	(85,763,061)
Net change in unrealized (gain)/loss on forward contracts	(6,204,106)
Changes in assets and liabilities related to operations:
Decrease in receivable for investment securities sold	28,537,471
Decrease in dividend receivable	646,056
Increase in interest receivable	(88,758)
Increase in other assets	(8,104)
Increase in due to broker	4,161,411
Decrease in payable for investment securities purchased	(21,313,064)
Increase in dividends payable on securities sold, not yet purchased	653,462
Increase in accounting and investor services fees	271,757
Increase in accrued expenses	92,948
Net cash used in operating activities	(184,822,131)
Cash flows from financing activities
Capital contributions	92,192,572
Capital withdrawals	(109,930,067)
Net cash used in financing activities	(17,737,495)
Net change in cash, cash equivalents and restricted cash	(202,559,626)
Cash, cash equivalents and restricted cash at beginning of year	375,608,498
Cash, cash equivalents and restricted cash at June 30, 2018	$173,048,872
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$812,643
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members' Capital that sum to the total of the same amount above at June 30, 2018:
Cash and cash equivalents	$131,232,836
Due from broker	41,816,036
Total cash, cash equivalents and restricted cash at June 30, 2018	$173,048,872

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but may be dissolved under the terms of the third amended and restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Sub-Adviser (defined below) believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company effects short sales of securities that the Company’s Sub-Adviser believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options, forward contracts and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon” or “Sub-Adviser”) is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager, holds a non-voting special advisory member interest (the “Special Advisory Member”) in the Company solely for the purpose of receiving the incentive allocation. OAM and Alkeon are members of Advantage Advisers Management, L.L.C. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance of initial and additional contributions from persons who purchase limited liability company interests in the Company (“Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

1.
Organization (continued)

of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
New Accounting Pronouncements:
In November 2016, the FASB issued ASU No. 2016-18, Restricted Cash. This guidance requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the Statement of Cash Flows. When cash, cash equivalents, restricted cash, and restricted cash equivalents are presented in more than one line item on the Statement of Assets, Liabilities and Members’ Capital, the new guidance requires a reconciliation of the totals in the Statement of Cash Flows to the related captions in the Statement of Assets, Liabilities and Members’ Capital. The guidance is effective for fiscal years beginning after December 15, 2017, for public business entities and after December 15, 2018, for all other entities. The Company has adopted this new guidance for the period ended June 30, 2018.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

2.
Significant Accounting Policies (continued)

The following is a summary of the Company’s accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing Specific Identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.
(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available, are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward Contracts are traded on the over-the-counter (“OTC”) market. The fair value of forward contracts is determined using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time as of which that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, forward and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the six months ended June 30, 2018, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2018, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended June 30, 2018.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,069,504,102	Common Stock	$783,805,043
Mutual Funds	—	Mutual Funds	40,056,157
Equity Options	191,609,689	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	50,764,590	Total Return Swaps	18,740,555
Forward Contracts	2,317,686	Forward Contracts	—
Currency Options	1,984,364	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$2,316,180,431	Total	$842,601,755

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of  $66,061,726 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $65,852,613 is held as collateral for swap contracts and $209,113 is held as collateral for securities sold, not yet purchased. At June 30, 2018, $117,082,799 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of  $14,150,037 was held by the Custodian in a BNY Mellon Custody foreign cash account. At June 30, 2018, $7,259,609 was held at Credit Suisse Securities (USA) L.L.C. and $29,693,941 was held at Merrill Lynch Professional Clearing Corp. which are included in the due from broker balance on the Statement of Assets, Liabilities and Members’ Capital.
As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2018.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

2.
Significant Accounting Policies (continued)

d.
Income Taxes (continued)

share of the Company’s taxable income or loss. The Company is not subject to income taxes imposed by the country in which it is domiciled.
In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years (2014 – 2017) and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company and is paid a fee computed by the Company at the annual rate of 1.35% of Members’ Capital. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $10,779,700 and Multi-Manager advisory services fees and expenses amounted to $3,193,985 for the six months ended June 30, 2018. The administration and advisory fees are paid monthly to Multi-Manager.
During the six months ended June 30, 2018, Oppenheimer earned $23,659 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2018, an Incentive Allocation of  $312,622 was credited to the capital account of the

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Special Advisory Member and was included in withdrawals payable at June 30, 2018, in the Statement of Assets, Liabilities and Members’ Capital.
Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $7,500 per annum. Total Board of Managers fees and expenses amounted to $138,851 during the six months ended June 30, 2018. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total Bank of New York Mellon custody fees and expenses amounted to $169,327 during the six months ended June 30, 2018, of which $106,031 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses amounted to $548,003 during the six months ended June 30, 2018, of which $361,057 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with purchases of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2018, placement fees earned by Oppenheimer amounted to $106,623.
4.
Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

4.
Indemnifications (continued)

However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2018, amounted to $1,292,157,995 and $1,067,516,491, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2018, amounted to $1,460,574,054 and $1,571,609,088, respectively.
At December 31, 2017, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,207,852,038 and $705,651,206, respectively.
For Federal income tax purposes, at December 31, 2017, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $485,538,450, consisting of $522,216,854 gross unrealized gain and $36,678,404 gross unrealized loss.
6.
Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers (defined below) as of June 30, 2018, which serves as collateral for securities sold, not yet purchased. The Company’s Prime Brokers (defined below) are Morgan Stanley & Co., Inc., Credit Suisse Securities (USA) L.L.C. and Merrill Lynch Professional Clearing Corp. (“Prime Brokers”).
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2018, the total value of this collateral was $1,190,900,617, comprised of pledged securities with a value of  $1,190,691,504 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $209,113 cash which is included in the cash and restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of  $998,842,552 are held at the Custodian on behalf of Morgan Stanley & Co., Inc., securities with a value of $106,858,952 are held at the Custodian on behalf of Credit Suisse Securities (USA) LLC and securities with a value of  $84,990,000 are held at the Custodian on behalf of Merrill Lynch

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

6.
Due from / to Broker (continued)

Professional Clearing Corp. For the six months ended June 30, 2018, the average daily amount of the margin borrowings was $46,635,141 and the daily weighted average annualized interest rate was 3.86%. The Company had borrowings outstanding at June 30, 2018, totaling $51,924,863, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased, and due from/due to broker are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian, for the benefit of the Prime Brokers to meet the margin requirement as determined by the Prime Brokers.
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 15.14% of Members’ Capital in equity and option securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market may have a greater impact on the value of the Company’s portfolio due to this concentration than would be the case absent of such concentration.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified currencies. Risks associated with currency transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is disclosed as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is shown as a liability in the Statement of Assets, Liabilities and Members’ Capital. The unrealized gain on forward contracts is $2,317,686 for the six months ended June 30, 2018, and is disclosed in the Statement of Assets, Liabilities and Members’ Capital. The change in fair value is disclosed in the Statement of Operations as unrealized gain/(loss).
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Section 2b of these notes. As of June 30, 2018, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividend and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap as shown on the Company’s financial statements, which exposure can be significant under certain circumstances.
The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is Morgan Stanley, one of the Company’s Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of June 30, 2018. The net change in unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swaps could terminate them and request immediate payment or demand increased collateral for the net obligation owed to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2018, $65,852,613 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets. The risk

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2018, the Company did not write any options.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
The Adviser believes the average quarterly notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the six months ended June 30, 2018.
Forward contracts:
Average notional amount	$48,960,852
Currency options:
Average notional amount	$16,113,539
Equity options:
Average notional amount	$2,345,505,137
Total Return swaps:
Average notional amount	$271,826,357

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Company is exposed to certain additional risks relating to derivative contracts. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The unrealized gain for forward contracts (currency risk) is disclosed as an asset and the gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital as of June 30, 2018. $191,609,689 and $1,984,364 of the June 30, 2018 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, forward contracts and swaps are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2017
Equity Options	$30,317,699	$25,234,357	$5,083,342
Total Return Swaps	59,101,172	16,153,643	42,947,529
Total year ended December 31, 2017	$89,418,871	$41,388,000	$48,030,871
Six months ended June 30, 2018
Equity Options	$37,438,355	$41,403,952	$(3,965,597)
Total Return Swaps	50,764,590	18,740,555	32,024,035
Total Six months ended June 30, 2018	$88,202,945	$60,144,507	$28,058,438
Total net change in unrealized gain/(loss)	$(1,215,926)	$18,756,507	$(19,972,433)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Year ended December 31, 2017
Currency Options	$—	$1,992,851	$(1,992,851)
Forward Contracts	—	3,886,420	(3,886,420)
Total year ended December 31, 2017	$—	$5,879,271	$(5,879,271)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Six months ended June 30, 2018
Currency Options	$1,280,754	$—	$1,280,754
Forward Contracts	2,317,686	—	2,317,686
Total Six months ended June 30, 2018	$3,598,440	$—	$3,598,440
Total net change in unrealized gain/(loss)	$3,598,440	$(5,879,271)	$9,477,711

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Equity Options	$57,147,780	$56,830,270	$317,510
Total Return Swaps	13,972,338	9,147,235	4,825,103
Total	$71,120,118	$65,977,505	$5,142,613

The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Currency Options	$—	$2,161,161	$(2,161,161)
Forward Contracts	—	6,053,488	(6,053,488)
Total	$—	$8,214,649	$(8,214,649)

8.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley & Co., Inc. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

8.
Balance Sheet Offsetting (continued)

In the event that the Company fails to post collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps and forward contracts that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps and forward contracts as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Forward Contracts	$2,317,686	$—	$—	$2,317,686
Total return swaps	50,764,590	18,740,555	—	32,024,035
Total	$53,082,276	$18,740,555	$—	$34,341,721

Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged
Total return swaps	$18,740,555	$18,740,555	$—	$—
Total	$18,740,555	$18,740,555	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $65,852,613 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2018 (Unaudited)

9.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Members’ Capital, end of period (000s)	$1,618,511	$1,457,846	$1,129,353	$1,310,708	$1,360,121
Ratio of net investment loss to average Members’ Capital**	(3.00%)***	(3.09%)	(2.14%)	(2.37%)	(2.57%)
Ratio of expenses to average Members’ Capital**	4.39%***	4.48%	3.63%	3.52%	3.65%
Ratio of incentive allocation to average Members’ Capital	0.04%***	5.26%	0.01%(a)	0.24%	0.02%
Portfolio turnover	55%	99%	73%	82%	91%
Total return - gross*	7.14%	34.41%	(1.40%)	5.85%	(4.91%)
Total return - net*	5.71%	27.81%	(1.40%)	5.71%	(4.91%)
Ratio of average borrowings to average Members’ Capital	5.83%	3.51%	4.53%	3.02%	2.28%

*
Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Annualized

(a)
Less than 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
10.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of  $28,073,645 from July 1, 2018 through August 24, 2018.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
III.
Approval of Investment Advisory Agreement

At a meeting held in person on March 2, 2018, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Multi-Manager (the “Adviser”) for an additional annual period.
In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters at its meeting, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser with respect to the Company; (iv) the extent to which economies of scale in costs of providing services are realized by the Adviser as the Company’s assets under management increase; and (v) whether the advisory fee reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various affiliates and business units of Oppenheimer providing services to the Company. At its meeting, the Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.
The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving all services required to be provided by the Adviser under its agreements with the Company, and that these services were of appropriate quality.
The Board also reviewed materials relating to the Company’s investment performance. It noted in this regard that the Company significantly outperformed most of its peer group funds and relevant indices during the past year and that the performance of the Company over the long term has been strong. The Board concluded that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the Company’s historic investment performance. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon. The Board found the Company’s performance to be comparable to the performance of those funds.
The Board also considered the fees payable to the Adviser under the investment advisory agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are within the range of such fees of other registered funds considered as peers for fee and expense comparison purposes (albeit at the higher end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of Alkeon’s proprietary funds, including another registered fund and private funds with investment programs similar to that of the Company, and that unlike certain peer group funds, the Company does not pay any fees for distribution or shareholder servicing. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer compensates its financial advisors for providing investor services related to the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits stemming from its agreement with the Company. It was noted that the payments made by Oppenheimer to its financial advisors were not taken into consideration in estimating the Adviser’s profitability. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships with the Company, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate and not detrimental to the Company.
Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board noted that, although the net assets of the Company have increased during the past year, this increase was primarily due to the Company’s investment performance, rather than as a result of new investments in the Company and that there is thus no certainty that the Company’s net assets will remain at or near their current level. The Board noted in this regard that, due to an increase in 2017 of the Adviser’s costs of providing services to the Company, the net revenues of the Adviser in 2017 (excluding the incentive allocation) were not significantly greater than they were in 2016. The Board therefore concluded that material economies of scale, the benefit of which could be shared with the Company, were not realized during the past year. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability of the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

2.
approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment funds receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company, and the nature quality and scope of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and Members.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.
Approval of Sub-Advisory Agreement

At a meeting held in person on March 2, 2018, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at its meeting, during an executive session of the Independent Managers and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, extent and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives as a non-managing member of the Adviser), the profitability of Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
In its deliberations, the Board considered the fact that the Company significantly outperformed most of its peer group funds and relevant indices during the past year and that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company, which averaged 7.28% annually for the ten year period ended December 2017. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, extent and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser, and that (through its ownership of interests in the

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV.
Approval of Sub-Advisory Agreement (continued)

Adviser and this affiliate) Alkeon shares in payments received by the Adviser and its affiliate from the Company and Members.
As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are within the range of such fees of other registered funds considered as peers for fee and expense comparison purposes (albeit at the higher end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of Alkeon’s proprietary funds, including another registered fund and private funds with investment programs similar to that of the Company.
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, extent and quality of the services provided by Alkeon were adequate and appropriate;

2.
approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the nature, quality and scope of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date: August 31, 2018

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer (principal financial officer)

Date: August 31, 2018

* Print the name and title of each signing officer under his or her signature.